Business Acquisitions, Dispositions, Goodwill and Intangible Assets(IAE Collaboration) (Details)	12 Months Ended
Dec. 31, 2014
IAE Collaboration [Member]
Schedule of Equity Method Investments [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	61.00%
International Aero Engines AG [Member]
Schedule of Equity Method Investments [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	49.50%